Summary of Offsetting Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 305,114	$ 252,510
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	41,074	30,799
Net amount of financial instruments presented in the Consolidated Balance Sheet	264,040	221,711
Amounts subject to an enforceable master netting agreement	69,269	44,369
Collateral	168,202	166,279
Net Amount	26,569	11,063
Gross amounts of recognized financial instruments before balance sheet netting	260,231	232,018
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	41,074	30,799
Net amount of financial instruments presented in the Consolidated Balance Sheet	219,157	201,219
Amounts subject to an enforceable master netting agreement	69,269	44,369
Collateral	146,765	155,286
Net Amount	3,123	1,564
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	121,791	60,692
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	17,918	6,265
Net amount of financial instruments presented in the Consolidated Balance Sheet	103,873	54,427
Amounts subject to an enforceable master netting agreement	60,796	34,239
Collateral	18,887	9,774
Net Amount	24,190	10,414
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	183,323	191,818
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	23,156	24,534
Net amount of financial instruments presented in the Consolidated Balance Sheet	160,167	167,284
Amounts subject to an enforceable master netting agreement	8,473	10,130
Collateral	149,315	156,505
Net Amount	2,379	649
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	109,051	63,387
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	17,918	6,265
Net amount of financial instruments presented in the Consolidated Balance Sheet	91,133	57,122
Amounts subject to an enforceable master netting agreement	60,796	34,239
Collateral	28,374	21,660
Net Amount	1,963	1,223
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	151,180	168,631
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	23,156	24,534
Net amount of financial instruments presented in the Consolidated Balance Sheet	128,024	144,097
Amounts subject to an enforceable master netting agreement	8,473	10,130
Collateral	118,391	133,626
Net Amount	$ 1,160	$ 341